Capital management	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Capital management

Note 29 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage minimums and Total Loss Absorbing Capacity (TLAC) ratios for deposit-taking institutions in Canada. We are required to calculate our capital ratios using the Basel III framework. Under Basel III, regulatory capital includes Common Equity Tier 1 (CET1), Tier 1 and Tier 2 capital. CET1 capital mainly consists of common shares, retained earnings and other components of equity. Regulatory adjustments under Basel III include deductions of goodwill and other intangibles, certain deferred tax assets, defined benefit pension fund assets, investments in banking, financial and insurance entities, the shortfall of provisions to expected losses, prudential valuation adjustments, prepaid portfolio insurance assets, non payment and non delivery of trades and equity investment in funds subject to the fall-back approach. Tier 1 capital comprises predominantly CET1 and Additional Tier 1 items including non-cumulative preferred shares and LRCNs that meet certain criteria. Tier 2 capital includes subordinated debentures that meet certain criteria, certain loan loss allowances and non-controlling interests in subsidiaries’ Tier 2 instruments. Total capital is the sum of Tier 1 and Tier 2 capital. External TLAC instruments comprise predominantly senior bail-in debt, which includes eligible senior unsecured debt with an original term to maturity of greater than 400 days and remaining term to maturity of greater than 365 days. TLAC available is defined as the sum of Total capital and external TLAC instruments.
Regulatory capital ratios are calculated by dividing CET1, Tier 1, Total capital and TLAC available by risk-weighted assets. The leverage ratio is calculated by dividing Tier 1 capital by an exposure measure. The exposure measure consists of total assets (excluding items deducted from Tier 1 capital) and certain off-balance sheet items converted into credit exposure equivalents. Adjustments are also made to derivatives and secured financing transactions to reflect credit and other risks. The TLAC leverage ratio is calculated by dividing TLAC available by the leverage ratio exposure.

During 2023 and 2022, we complied with all applicable capital, leverage and TLAC requirements, including the domestic stability buffer, imposed by OSFI.

	As at

(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	October 31 2023	October 31 2022
Capital (1)
CET1 capital	$86,611	$76,945
Tier 1 capital	93,904	84,242
Total capital	104,952	93,850
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$475,842	$496,898
Market risk	40,498	35,342
Operational risk	79,883	77,639
Total RWA	$596,223	$609,879
Capital ratios and Leverage ratio (1)
CET1 ratio	14.5%	12.6%
Tier 1 capital ratio	15.7%	13.8%
Total capital ratio	17.6%	15.4%
Leverage ratio	4.3%	4.4%
Leverage ratio exposure (billions)	$2,180	$1,898
TLAC available and ratios (2)
TLAC available	$184,916	$160,961
TLAC ratio	31.0%	26.4%
TLAC leverage ratio	8.5%	8.5%

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework. The results for the year ended October 31, 2023 reflect our adoption of the revised CAR and LR guidelines that came into effect in Q2 2023 as part of OSFI’s implementation of the Basel III reforms.
(2)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. Both the TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as percentage of total RWA and leverage exposure, respectively.